Segment Information (Tables)	12 Months Ended
May 31, 2019
Segment Reporting [Abstract]
Results of Reportable Segments

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31,	2019	2018	2017
(In thousands)
Net Sales
Industrial	$2,889,822	$2,814,755	$2,564,202
Consumer	1,887,767	1,754,339	1,680,384
Specialty	786,962	752,549	713,589
Total	$5,564,551	$5,321,643	$4,958,175
Income (Loss) Before Income Taxes
Industrial	$243,234	$270,792	$243,335
Consumer	215,002	171,874	58,726
Specialty	101,441	123,307	107,904
Corporate/Other	(219,832)	(148,925)	(165,632)
Total	$339,845	$417,048	$244,333
Identifiable Assets
Industrial	$2,322,511	$2,422,799	$2,382,784
Consumer	1,984,332	1,859,381	1,821,190
Specialty	860,125	740,952	759,822
Corporate/Other	274,387	248,690	126,653
Total	$5,441,355	$5,271,822	$5,090,449
Capital Expenditures
Industrial	$54,514	$60,145	$65,083
Consumer	54,444	38,921	45,690
Specialty	26,364	14,958	14,104
Corporate/Other	1,435	595	1,232
Total	$136,757	$114,619	$126,109
Depreciation and Amortization
Industrial	$62,435	$57,267	$51,529
Consumer	41,882	38,037	33,374
Specialty	32,379	27,457	26,453
Corporate/Other	5,046	5,738	5,417
Total	$141,742	$128,499	$116,773

Net Sales and Long Lived Assets by Regions

Year Ended May 31, 2019	Industrial Segment	Consumer Segment	Specialty Segment	Consolidated
(In thousands)
Net Sales (based on shipping location) (a)
United States	$1,570,891	$1,487,205	$618,408	$3,676,504
Foreign
Canada	229,386	117,305	43,508	390,199
Europe	717,659	218,021	93,344	1,029,024
Latin America	189,627	28,020	1,397	219,044
Asia Pacific	118,393	29,170	30,305	177,868
Other Foreign	63,866	8,046		71,912
Total Foreign	1,318,931	400,562	168,554	1,888,047
Total	$2,889,822	$1,887,767	$786,962	$5,564,551

Year Ended May 31, 2018	Industrial Segment	Consumer Segment	Specialty Segment	Consolidated
(In thousands)
Net Sales (based on shipping location) (a)
United States	$1,480,189	$1,351,065	$600,780	$3,432,034
Foreign
Canada	236,594	106,460	22,295	365,349
Europe	715,754	228,046	96,618	1,040,418
Latin America	197,859	27,834	1,514	227,207
Asia Pacific	112,712	32,493	31,342	176,547
Other Foreign	71,647	8,441		80,088
Total Foreign	1,334,566	403,274	151,769	1,889,609
Total	$2,814,755	$1,754,339	$752,549	$5,321,643

Year Ended May 31, 2017	Industrial Segment	Consumer Segment	Specialty Segment	Consolidated
(In thousands)
Net Sales (based on shipping location) (a)
United States	$1,357,945	$1,355,262	$556,193	$3,269,400
Foreign
Canada	216,218	86,773	18,705	321,696
Europe	625,399	174,304	109,096	908,799
Latin America	195,502	23,407	1,427	220,336
Asia Pacific	100,389	33,528	28,168	162,085
Other Foreign	68,749	7,110		75,859
Total Foreign	1,206,257	325,122	157,396	1,688,775
Total	$2,564,202	$1,680,384	$713,589	$4,958,175

Year Ended May 31,	2019	2018	2017
(In thousands)
Long-Lived Assets (b)
United States	$1,859,628	$1,807,046	$1,738,180
Foreign
Canada	242,582	139,259	137,211
Europe	343,501	361,317	349,979
United Kingdom	217,414	230,071	199,415
Other Foreign	225,230	241,301	248,435
Total Foreign	1,028,727	971,948	935,040
Total	$2,888,355	$2,778,994	$2,673,220

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.